Term Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Company's required future principal payments
Based on the outstanding principal amounts for the Company’s Term A Loans, the following table sets forth by year the Company’s required future principal payments as of September 30, 2021 (in thousands):

As of September 30, 2021
2023	$4,444
2024	6,667
2025	6,667
2026	2,222

Required future principal payments	$20,000
Unamortized debt discount	(1,337)

Non-current term loans, net as of September 30, 2021	$18,663

Based on the outstanding principal amounts for the Company’s Term Loans, the following table sets forth by year the Company’s required future principal payments (in thousands):

Years ended December 31,
2021	6,000
2022	6,000
2023	1,000

$13,000